Note 6 - Allowance for Loan Losses - Changes in the Allowance for Loan Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Balance, Beginning of Year	$ 7,507,508	$ 8,923,293	$ 8,603,905
Provision for Loan Losses	200,500	390,000	1,062,000
Loans Charged Off	(965,447)	(2,915,753)	(2,087,850)
Recoveries of Loans Previously Charged Off	534,245	1,109,968	1,345,238
Balance, End of Year	$ 7,276,806	$ 7,507,508	$ 8,923,293